Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)

The following tables reflect the changes in accumulated other comprehensive income (loss) by component (in thousands):

	Gains and Losses on Hedging Derivatives	Foreign Currency Gain (Loss)	Adjustment to Early Retiree Medical Plan	Total
December 31, 2016	$750	$(326,170)	$7,577	$(317,843)
Other comprehensive income (loss) before reclassifications	(4,523)	68,657	(1,530)	62,604
Amounts reclassified from accumulated other comprehensive income (loss) into earnings (1)	973	—	(415)	558

Net current-period other comprehensive income (loss)	(3,550)	68,657	(1,945)	63,162

December 31, 2017	$(2,800)	$(257,513)	$5,632	$(254,681)

(1)	Includes $973 and ($415) net-of-tax impact of accumulated other comprehensive income reclassifications into cost of products sold for net losses on commodity contracts and adjustment to early retiree medical plan, respectively. The tax impacts of these reclassifications were $400 and ($279), respectively.

	Gains and Losses on Hedging Derivatives	Foreign Currency Gain (Loss)	Adjustment to Early Retiree Medical Plan	Total
December 31, 2015	$(11,700)	$(351,665)	$12,003	$(351,362)
Other comprehensive income (loss) before reclassifications	2,570	25,495	(3,589)	24,476
Amounts reclassified from accumulated other comprehensive income (loss) into earnings (2)	9,880	—	(837)	9,043

Net current-period other comprehensive income (loss)	12,450	25,495	(4,426)	33,519

December 31, 2016	$750	$(326,170)	$7,577	$(317,843)

(2)	Includes $9,880 and ($837) net-of-tax impact of accumulated other comprehensive income reclassifications into cost of products sold for net losses on commodity contracts and adjustment to early retiree medical plan, respectively. The tax impacts of these reclassifications were $5,800 and ($309), respectively.